Schedule of Weighted-Average Grant Date Fair Value of Options Granted (Details)	12 Months Ended
Sep. 30, 2024
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Expected volatility	54.80%
Expected dividend yield	0.00%
Risk free interest rate	3.90%
Expected term (years)	4 years 6 months
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Expected volatility	55.60%
Expected dividend yield	0.00%
Risk free interest rate	4.40%
Expected term (years)	5 years 3 months 18 days